Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net (loss) / income	$ (1,703)	$ 1,075		$ (5,813)	$ 3,505	$ (19,243)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Stock compensation					143
Changes in assets and liabilities:
Prepayments and other assets	2	147		321	(107)	(217)
Accounts payable		(445)		2,012	532	328
Due to related parties	3,071	(121)		1,832	(10)	3,353
Accrued and other liabilities	150	(86)		(178)	415	(71)
Net cash provided by operating activities	1,803	978		4,446	12,366	5,362
Cash flows from investing activities:
Net cash provided by investing activities					(18,766)	(7,156)
Cash flows from financing activities:
Issuance of promissory note					2,500
Issuance of common stock					10
Change in restricted cash				(500)	(3,500)
Expenses for Merger					(1,745)
Net cash provided by / (used in) financing activities	(2,121)	(2,121)		(7,785)	9,875	241
Net increase / (decrease) in cash and cash equivalents	(318)	(1,143)		(3,339)	3,475	(1,553)
Cash and cash equivalents at the beginning of the period	783	4,122		4,122	647	2,200
Cash and cash equivalents at the end of the period	$ 465	2,979	$ 4,122	783	4,122	$ 647
PYXIS TANKERS INC.
Cash flows from operating activities:
Net (loss) / income			3,505	(5,813)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Stock compensation			143
Equity in (earnings) / loss of subsidiaries, net of dividends received			(5,125)	5,647
Changes in assets and liabilities:
Prepayments and other assets			(2)	2
Accounts payable			226	(121)
Due to related parties			4,909	(4,087)
Accrued and other liabilities			153	(71)
Net cash provided by operating activities			3,809	(4,443)
Cash flows from financing activities:
Issuance of promissory note			2,500
Issuance of common stock			10
Change in restricted cash			(2,607)	2,476
Expenses for Merger			(1,745)
Net cash provided by / (used in) financing activities			(1,842)	2,476
Net increase / (decrease) in cash and cash equivalents			1,967	(1,967)
Cash and cash equivalents at the beginning of the period		$ 1,967		$ 1,967
Cash and cash equivalents at the end of the period			$ 1,967		$ 1,967